OTHER NON-CURRENT LIABILITIES (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER NON-CURRENT LIABILITIES [abstract]
Restricted share units	$ 2,648	$ 1,490
Other	7,325	1,106
Total other non-current liabilities	9,973	$ 2,596
Severance provisions	$ 6,400